401(k) Plan - Additional Information (Details)	Jan. 01, 2016
Surrozen Inc [Member] | Surrozen 401(k) Plan and Trust [Member]
Defined Contribution Plan Disclosure [Line Items]
Maximum percentage of employee gross pay the employee may contribute to a defined contribution plan	100.00%